Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash [abstract]
Cash	¥ 915,155	¥ 788,096
Deposits with banks	75,754,246	77,962,347
Total cash and deposits with banks	¥ 76,669,401	¥ 78,750,443	¥ 76,465,511